Common Stock and Preferred Stock (Details) - USD ($)	3 Months Ended	6 Months Ended		12 Months Ended
	Mar. 31, 2019	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2018	Dec. 31, 2017	Dec. 19, 2017	Sep. 19, 2017	Jul. 14, 2017	Mar. 17, 2017	Mar. 14, 2017	Nov. 16, 2015
Common Stock Details
Shares of Common Stock Authorized	200,000,000			4,000,000,000			4,000,000,000			950,000,000
Common Stock Outstanding	104,169,609			1,891,617,372
Shares of Common Stock Issued for Convertible Notes	9,588,740	373,181,339	197,090,550	733,729,095	424,626,143
Common Stock issued for convertible notes payable conversion	1,750,000	321,291,865		289,370,558	323,331,050
Common stock issued for option exercises				29,096,402
Common stock issued for director and employee compensation	25,403			13,597,469
Common stock issued for warrant exercises					1,500,000
Common stock issued for vendor services rendered		5,600,000		8,150,531	30,112,800
Common stock issued for FitWhey acquisition				7,462,688
Shares issued for legal settlement		45,000,000			45,000,000
Common stock issued for Cash				$ 386,051,447	$ 24,682,293
Common stock issued for conversion from Series E		789,474
Maximum Number of Shares Available for Issuance under Plan						100,000,000		65,000,000	35,000,000
Common Stock Before Increase											$ 800,000,000
Preferred Stock Authorized	20,000,000			20,000,000
Preferred Stock Designated	12,789,474			12,789,474
Undesignated Preferred Shares	7,210,526			9,210,526